Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 346,103	$ 284,225
Amounts receivable	454,024	90,940
Prepaid expenses and deposits	308,153	121,864
Total current assets	1,108,280	497,029
Other receivables	292,118	14,436
Intangible assets	1,843,589	1,922,883
Property and equipment	8,221,477	2,866,696
Assets held for sale	1,116,376
Total assets	12,581,840	5,301,044
Current Liabilities
Bank indebtedness	39,464	48,096
Accounts payable and accrued liabilities	3,705,748	904,342
Interest payable	903,086
Deferred revenue	182,878	4,210
Convertible debentures	1,387,624
Promissory note payable	1,780,822
Loans payable	1,106,222
Loans from related parties	2,109,780	1,340,650
Total current liabilities	11,215,624	2,297,298
Bonds payable	865,937
Deferred income tax liability	322,289	588,824
Total Liabilities	12,403,850	2,886,122
Shareholders' Equity
Share capital	16,876,382	10,635,886
Share subscriptions	(30,000)	170,000
Contributed surplus	2,089,462	1,344,884
Non-controlling interest	386,083	188,156
Deficit	(18,789,710)	(9,896,705)
Accumulated other comprehensive loss	(354,227)	(27,299)
Total Shareholders' Equity	177,990	2,414,922
Total Equity and Liabilities	$ 12,581,840	$ 5,301,044